American Funds Global Balanced FundSM
Investment portfolio
July 31, 2020
unaudited
Common stocks 59.52% Health care 12.50%	Shares	Value (000)
Abbott Laboratories	3,483,079	$350,537
Gilead Sciences, Inc.	4,541,300	315,757
Novartis AG	3,252,250	268,380
UnitedHealth Group Inc.	869,100	263,146
Daiichi Sankyo Company, Ltd.	2,862,000	250,308
AbbVie Inc.	1,703,500	161,679
GlaxoSmithKline PLC	7,508,000	150,348
Amgen Inc.	563,546	137,883
Thermo Fisher Scientific Inc.	297,500	123,150
Zimmer Biomet Holdings, Inc.	894,000	120,565
Stryker Corp.	446,650	86,338
Cigna Corp.	400,000	69,076
Humana Inc.	165,000	64,754
BioMarin Pharmaceutical Inc.[1]	426,517	51,101
Sanofi	486,000	50,694
Chugai Pharmaceutical Co., Ltd.	848,700	37,971
Alcon Inc.[1]	261,680	15,737
Sarepta Therapeutics, Inc.[1]	101,000	15,506
Grifols, SA, Class A, non-registered shares	235,172	6,842
		2,539,772
Communication services 7.93%
Netflix, Inc.[1]	795,150	388,733
Facebook, Inc., Class A1	1,398,900	354,859
Alphabet Inc., Class A1	106,675	158,727
Alphabet Inc., Class C1	42,671	63,279
Yandex NV, Class A1	2,847,086	163,821
Comcast Corp., Class A	2,805,000	120,054
BCE Inc. (CAD denominated)	2,780,000	116,559
Tencent Holdings Ltd.	1,152,200	79,387
SoftBank Group Corp.	1,240,800	77,305
Z Holding Corp.	10,845,000	57,065
Square Enix Holdings Co., Ltd.	353,300	18,824
Bharti Infratel Ltd.	4,947,817	12,705
		1,611,318
Financials 7.12%
Zurich Insurance Group AG	499,600	183,659
B3 SA - Brasil, Bolsa, Balcao	10,163,080	123,596
BNP Paribas SA1	3,028,000	121,683
DBS Group Holdings Ltd.[2]	8,393,000	120,827
China Pacific Insurance (Group) Co., Ltd., Class H	36,144,000	104,697
CME Group Inc., Class A	442,100	73,468
Ping An Insurance (Group) Company of China, Ltd., Class H	5,859,000	62,065
Ping An Insurance (Group) Company of China, Ltd., Class A	691,969	7,525
London Stock Exchange Group PLC	480,000	53,307
Barclays PLC	39,775,000	52,357
American Funds Global Balanced Fund — Page 1 of 25

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
AIA Group Ltd.	5,454,200	$49,297
S&P Global Inc.	137,700	48,230
Bank Rakyat Indonesia (Persero) Tbk PT2	193,704,800	42,002
HDFC Bank Ltd.	3,013,810	41,606
EXOR NV	730,000	40,974
Housing Development Finance Corp. Ltd.	1,600,000	38,110
QBE Insurance Group Ltd.	5,188,000	36,732
Deutsche Bank AG1	3,676,019	32,870
Banco Santander, SA	15,342,000	32,685
JPMorgan Chase & Co.	255,000	24,643
BOC Hong Kong (Holdings) Ltd.	8,639,584	24,079
Intesa Sanpaolo SpA[1]	11,660,000	23,448
Société Générale[1]	1,444,104	22,087
Wells Fargo & Company	893,400	21,674
Shinhan Financial Group Co., Ltd.	756,000	19,100
Principal Financial Group, Inc.	440,400	18,686
Citigroup Inc.	313,500	15,678
Kotak Mahindra Bank Ltd.[1]	610,000	11,136
ICICI Bank Ltd.[1]	156,270	724
		1,446,945
Information technology 6.76%
Broadcom Inc.	1,601,900	507,402
Microsoft Corp.	2,169,300	444,728
Taiwan Semiconductor Manufacturing Company, Ltd.	8,422,200	122,332
ASML Holding NV	250,400	88,399
Atlassian Corp. PLC, Class A1	399,986	70,657
Adobe Inc.[1]	156,000	69,314
Accenture PLC, Class A	190,700	42,866
PayPal Holdings, Inc.[1]	140,000	27,450
		1,373,148
Utilities 4.86%
E.ON SE	27,988,700	327,583
China Gas Holdings Ltd.	35,160,946	105,706
SSE PLC	5,225,943	88,998
Dominion Energy, Inc.	916,900	74,297
DTE Energy Company	621,800	71,899
Duke Energy Corp.	796,600	67,504
National Grid PLC	5,084,597	59,928
ENN Energy Holdings Ltd.	3,816,000	46,233
Iberdrola, SA, non-registered shares	3,510,865	45,161
Iberdrola, SA, interim shares[1,2]	79,792	1,027
Edison International	790,000	43,979
CenterPoint Energy, Inc.[3]	2,028,983	38,571
EDP - Energias de Portugal, SA	3,375,000	17,035
Sempra Energy	5,530	688
		988,609
Consumer discretionary 4.38%
Alibaba Group Holding Ltd.[1]	7,771,100	246,661
Alibaba Group Holding Ltd. (ADR)[1]	45,750	11,484
LVMH Moët Hennessy-Louis Vuitton SE	385,000	166,325
General Motors Company	4,696,000	116,884
Amazon.com, Inc.[1]	36,325	114,957
American Funds Global Balanced Fund — Page 2 of 25

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Kering SA	189,433	$107,499
GVC Holdings PLC	4,945,200	43,021
adidas AG1	100,718	27,750
Sands China Ltd.	6,804,300	26,338
Las Vegas Sands Corp.	361,350	15,769
InterContinental Hotels Group PLC	312,700	14,392
		891,080
Consumer staples 4.36%
British American Tobacco PLC	5,927,780	195,888
British American Tobacco PLC (ADR)	339,916	11,404
Nestlé SA	1,220,600	144,275
Philip Morris International Inc.	1,811,618	139,150
Imperial Brands PLC	7,808,500	130,424
ITC Ltd.	34,896,625	90,562
Kirin Holdings Company, Ltd.	3,805,300	73,119
Pernod Ricard SA	356,500	61,311
Altria Group, Inc.	636,500	26,192
Shiseido Company, Ltd.	153,000	8,456
Thai Beverage PCL[2]	11,785,200	5,505
		886,286
Industrials 4.07%
General Dynamics Corp.	949,300	139,300
Raytheon Technologies Corp.	2,313,300	131,118
Airports of Thailand PCL, foreign registered	41,041,000	67,782
Aena SME, SA, non-registered shares[1]	515,000	66,913
L3Harris Technologies, Inc.	345,000	58,074
BAE Systems PLC	9,009,328	57,810
VINCI SA	600,000	51,453
CSX Corp.	700,000	49,938
Recruit Holdings Co., Ltd.	1,427,300	44,064
Carrier Global Corp.	1,500,000	40,860
Melrose Industries PLC	34,422,000	38,417
Union Pacific Corp.	216,300	37,496
ASSA ABLOY AB, Class B	1,108,000	24,185
Airbus SE, non-registered shares[1]	267,500	19,539
		826,949
Energy 3.88%
Canadian Natural Resources, Ltd. (CAD denominated)	15,614,779	275,469
EOG Resources, Inc.	2,150,000	100,727
Noble Energy, Inc.	8,300,000	82,917
BP PLC	17,755,698	63,951
Baker Hughes Co., Class A	3,920,000	60,721
Cenovus Energy Inc.	12,910,000	57,444
Chevron Corp.	506,100	42,482
TC Energy Corp. (CAD denominated)	523,647	23,867
Enbridge Inc. (CAD denominated)	737,200	23,595
Total SE	636,413	23,464
Exxon Mobil Corp.	548,000	23,060
Royal Dutch Shell PLC, Class B	774,665	10,960
		788,657
American Funds Global Balanced Fund — Page 3 of 25

unaudited
Common stocks (continued) Materials 1.89%	Shares	Value (000)
BHP Group PLC	4,794,000	$103,857
Rio Tinto PLC	1,336,500	80,738
Vale SA, ordinary nominative (ADR)	4,102,535	47,754
Fortescue Metals Group Ltd.	3,404,000	42,341
Evonik Industries AG	1,300,000	35,022
Dow Inc.	555,000	22,788
CRH PLC	595,949	21,594
WestRock Co.	402,000	10,798
Linde PLC	31,000	7,598
Air Liquide SA, non-registered shares	35,200	5,788
BASF SE	95,600	5,271
		383,549
Real estate 1.77%
Crown Castle International Corp. REIT	888,300	148,079
Digital Realty Trust, Inc. REIT	400,000	64,216
Equinix, Inc. REIT	77,919	61,204
Alexandria Real Estate Equities, Inc. REIT	294,000	52,200
China Overseas Land & Investment Ltd.	6,668,000	20,304
American Tower Corp. REIT	33,000	8,626
CK Asset Holdings Ltd.	826,500	4,591
		359,220
Total common stocks (cost: $9,766,046,000)		12,095,533
Preferred securities 0.23% Financials 0.15%
Fannie Mae, Series S, 8.25% noncumulative, preferred shares[1]	1,694,625	14,438
Fannie Mae, Series T, 8.25% noncumulative, preferred shares[1]	167,000	1,291
Fannie Mae, Series R, 7.625% noncumulative, preferred shares[1]	104,000	764
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative, preferred shares[1]	1,776,650	15,102
		31,595
Energy 0.08%
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	1,132,901	9,664
Petróleo Brasileiro SA (Petrobras), preferred nominative	1,355,000	5,766
		15,430
Health care 0.00%
Grifols, SA, Class B, nonvoting preferred, non-registered shares	19,228	366
Total preferred securities (cost: $48,008,000)		47,391
Rights & warrants 0.00% Utilities 0.00%
EDP - Energias de Portugal, SA, rights, expire 2020[1]	3,375,000	343
Total rights & warrants (cost: $0)		343
American Funds Global Balanced Fund — Page 4 of 25

unaudited
Convertible stocks 0.21% Industrials 0.21%	Shares	Value (000)
Stanley Black & Decker, Inc., Series C, 5.00% cumulative, convertible preferred shares	37,500	$42,562
Total convertible stocks (cost: $37,762,000)		42,562
Bonds, notes & other debt instruments 35.20% Bonds & notes of governments & government agencies outside the U.S. 15.12%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 2022[3]	$11,100	11,559
Abu Dhabi (Emirate of) 2.50% 2025[3]	2,015	2,156
Abu Dhabi (Emirate of) 3.125% 2027[3]	7,100	7,961
Argentine Republic 4.00% 2023[4]	ARS28,991	244
Argentine Republic 1.40% 2023[4]	464,625	3,585
Australia (Commonwealth of), Series 162, 1.75% 2051	A$19,800	14,141
Belgium (Kingdom of) 0% 2027	€34,575	41,879
Belgium (Kingdom of) 0.80% 2027	31,635	40,432
Belgium (Kingdom of), Series 85, 0.80% 2028	15,955	20,545
Brazil (Federative Republic of) 0% 2021	BRL105,000	19,743
Brazil (Federative Republic of) 3.875% 2030	$7,660	7,819
Canada 2.25% 2025	C$46,400	37,951
Canada 2.25% 2029	81,670	70,695
Canada 2.75% 2048	9,500	10,356
Chile (Republic of) 4.50% 2026	CLP8,090,000	12,373
China (People’s Republic of), Series 1916, 3.12% 2026	CNY171,900	24,904
China (People’s Republic of), Series INBK, 2.85% 2027	222,000	31,585
China (People’s Republic of), Series 1906, 3.29% 2029	219,100	31,966
China (People’s Republic of), Series 1910, 3.86% 2049	922,920	137,191
China Development Bank Corp., Series 1909, 3.50% 2026	28,330	4,069
China Development Bank Corp., Series 2004, 3.43% 2027	105,180	15,055
China Development Bank Corp., Series 1805, 4.04% 2028	278,800	41,068
China Development Bank Corp., Series 1905, 3.48% 2029	312,980	44,291
Colombia (Republic of) 3.875% 2027	$480	523
Colombia (Republic of) 4.50% 2029	2,060	2,345
Colombia (Republic of) 3.125% 2031	5,210	5,404
Colombia (Republic of) 5.20% 2049	7,636	9,832
Costa Rica (Republic of) 6.125% 2031[3]	2,080	1,899
Cote d’Ivoire (Republic of) 5.875% 2031	€2,105	2,313
Dominican Republic 5.95% 2027	$1,714	1,825
Dominican Republic 4.50% 2030[3]	15,000	14,603
Dominican Republic 5.875% 2060[3]	3,870	3,725
European Financial Stability Facility 0.40% 2025	€13,200	16,208
European Investment Bank 2.25% 2022	$8,787	9,080
Export-Import Bank of India 0.59% 2022	¥1,100,000	10,341
French Republic O.A.T. 3.25% 2045	€6,700	13,353
Germany (Federal Republic of) 0.50% 2027	15,920	20,376
Germany (Federal Republic of) 0.25% 2029	7,950	10,089
Germany (Federal Republic of) 0% 2050	14,500	17,682
Greece (Hellenic Republic of) 3.45% 2024	32,278	42,375
Greece (Hellenic Republic of) 3.375% 2025	18,590	24,766
Greece (Hellenic Republic of) 2.00% 2027	30,900	39,258
Greece (Hellenic Republic of) 3.75% 2028	19,380	27,549
Greece (Hellenic Republic of) 3.875% 2029	20,720	30,238
Greece (Hellenic Republic of) 1.50% 2030	10,300	12,614
Hungary 1.625% 2032	4,310	5,362
Indonesia (Republic of) 0.67% 2021	¥300,000	2,828
Indonesia (Republic of) 0.54% 2022	300,000	2,814
American Funds Global Balanced Fund — Page 5 of 25

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of) 3.75% 2022	$4,895	$5,110
Indonesia (Republic of) 3.375% 2023	640	675
Indonesia (Republic of) 4.75% 2026	4,800	5,559
Indonesia (Republic of) 3.85% 2030	1,335	1,538
Indonesia (Republic of), Series 78, 8.25% 2029	IDR87,131,000	6,522
Indonesia (Republic of), Series 68, 8.375% 2034	62,682,000	4,672
Israel (State of) 1.50% 2027	€1,825	2,314
Israel (State of) 2.00% 2027	ILS98,710	31,992
Israel (State of) 1.50% 2029	€1,675	2,131
Israel (State of) 2.50% 2030	$11,080	12,045
Israel (State of) 2.75% 2030	1,650	1,832
Israel (State of) 5.50% 2042	ILS38,700	20,218
Israel (State of) 3.375% 2050	$2,970	3,417
Israel (State of) 3.875% 2050	3,705	4,629
Italy (Republic of) 0.05% 2023	€17,420	20,525
Italy (Republic of) 0.10% 2023[4]	72,614	85,735
Italy (Republic of) 1.85% 2025	38,160	47,876
Italy (Republic of) 2.80% 2028	13,034	17,746
Italy (Republic of) 1.35% 2030	20,925	25,486
Japan, Series 315, 1.20% 2021	¥2,439,000	23,316
Japan, Series 17, 0.10% 2023[4]	246,515	2,328
Japan, Series 19, 0.10% 2024[4]	1,480,440	13,937
Japan, Series 18, 0.10% 2024[4]	708,560	6,704
Japan, Series 20, 0.10% 2025[4]	665,480	6,263
Japan, Series 21, 0.10% 2026[4]	1,319,604	12,425
Japan, Series 346, 0.10% 2027	10,130,100	97,175
Japan, Series 23, 0.10% 2028[4]	9,680,780	91,243
Japan, Series 24, 0.10% 2029[4]	7,804,745	73,598
Japan, Series 356, 0.10% 2029	4,452,900	42,578
Japan, Series 145, 1.70% 2033	6,000,000	67,845
Japan, Series 150, 1.40% 2034	660,000	7,272
Japan, Series 152, 1.20% 2035	6,940,550	74,743
Japan, Series 21, 2.30% 2035	1,360,000	16,804
Japan, Series 36, 2.00% 2042	200,000	2,515
Japan, Series 42, 1.70% 2044	1,856,400	22,491
Japan, Series 57, 0.80% 2047	305,000	3,106
Kuwait (State of) 2.75% 2022[3]	$7,300	7,552
Lithuania (Republic of) 6.625% 2022[3]	1,000	1,089
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR111,400	28,770
Malaysia (Federation of), Series 0418, 4.893% 2038	184,507	52,674
Malaysia (Federation of), Series 0219, 4.467% 2039	40,119	11,018
Malaysia (Federation of), Series 0519, 3.757% 2040	67,763	17,329
Malaysia (Federation of), Series 0713, 4.935% 2043	978	276
Malaysia (Federation of), Series 0216, 4.736% 2046	23,569	6,516
Malaysia (Federation of), Series 0518, 4.921% 2048	16,488	4,702
Morocco (Kingdom of) 4.25% 2022	$5,700	6,000
Morocco (Kingdom of) 4.25% 2022[3]	500	526
Morocco (Kingdom of) 3.50% 2024	€3,300	4,290
Morocco (Kingdom of) 1.50% 2031	12,240	13,887
Morocco (Kingdom of) 1.50% 2031	4,750	5,389
Morocco (Kingdom of) 5.50% 2042	$3,500	4,434
National Highways Authority of India 7.17% 2021	INR480,000	6,678
National Highways Authority of India 7.27% 2022	100,000	1,406
New Zealand 1.75% 2041	NZ$45,000	31,834
Norway (Kingdom of) 3.75% 2021	NKr14,670	1,660
American Funds Global Balanced Fund — Page 6 of 25

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Norway (Kingdom of) 1.75% 2025	NKr101,930	$11,978
Nova Scotia (Province of) 3.15% 2051	C$5,500	5,269
Panama (Republic of) 3.75% 2026[3]	$2,135	2,265
Panama (Republic of) 3.16% 2030	9,535	10,697
Panama (Republic of) 4.50% 2047	7,095	9,423
Panama (Republic of) 4.50% 2050	1,925	2,563
Panama (Republic of) 4.50% 2056	4,345	5,887
Paraguay (Republic of) 5.40% 2050[3]	5,355	6,674
Peru (Republic of) 2.392% 2026	1,365	1,454
Peru (Republic of) 5.625% 2050	375	641
PETRONAS Capital Ltd. 3.50% 2030[3]	3,325	3,789
PETRONAS Capital Ltd. 4.55% 2050[3]	4,395	6,052
Philippines (Republic of) 0.38% 2021	¥400,000	3,769
Philippines (Republic of) 0.70% 2029	€2,970	3,400
Poland (Republic of) 3.25% 2026	$8,605	9,734
Poland (Republic of), Series 1029, 2.75% 2029	PLN15,470	4,697
Portuguese Republic 0.475% 2030	€5,240	6,257
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[3]	$1,170	1,230
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[3]	1,580	1,875
Qatar (State of) 4.50% 2022[3]	1,000	1,055
Qatar (State of) 3.875% 2023[3]	690	746
Qatar (State of) 3.40% 2025[3]	4,890	5,404
Qatar (State of) 4.50% 2028[3]	20,940	25,372
Qatar (State of) 5.103% 2048[3]	1,345	1,980
Quebec (Province of) 1.90% 2030	C$31,225	24,933
Romania 3.624% 2030	€32,983	43,075
Romania 2.00% 2032	6,900	7,782
Romania 3.50% 2034	1,865	2,363
Romania 3.875% 2035	8,360	10,956
Romania 3.375% 2038	7,295	9,008
Romania 4.125% 2039	3,825	5,131
Romania 4.625% 2049	33,265	47,091
Russian Federation 7.00% 2023	RUB1,644,070	23,639
Russian Federation 7.00% 2023	190,900	2,723
Russian Federation 2.875% 2025	€7,100	9,149
Russian Federation 2.875% 2025	3,400	4,381
Russian Federation 4.25% 2027	$4,200	4,742
Russian Federation 4.375% 2029[3]	5,000	5,744
Russian Federation 6.90% 2029	RUB737,325	10,709
Russian Federation 7.65% 2030	1,130,000	17,220
Russian Federation 8.50% 2031	151,920	2,479
Russian Federation 7.70% 2033	794,120	12,246
Russian Federation 7.25% 2034	224,860	3,361
Russian Federation 5.10% 2035[3]	$3,200	4,005
Saskatchewan (Province of) 3.05% 2028	C$8,000	6,844
Saudi Arabia (Kingdom of) 2.375% 2021[3]	$1,650	1,682
Saudi Arabia (Kingdom of) 2.894% 2022[3]	3,800	3,931
Saudi Arabia (Kingdom of) 3.628% 2027[3]	3,800	4,255
Saudi Arabia (Kingdom of) 3.625% 2028[3]	8,235	9,259
Serbia (Republic of) 3.125% 2027	€40,920	51,395
Serbia (Republic of) 1.50% 2029	7,919	8,934
Singapore (Republic of) 2.625% 2028	S$11,314	9,424
Singapore (Republic of) 2.875% 2029	5,915	5,078
Singapore (Republic of) 2.875% 2030	6,321	5,515
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR87,800	3,265
American Funds Global Balanced Fund — Page 7 of 25

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
South Africa (Republic of), Series R-2048, 8.75% 2048	ZAR202,700	$9,196
South Korea (Republic of), Series 2503, 1.50% 2025	KRW29,109,000	24,933
South Korea (Republic of), Series 2712, 2.375% 2027	26,409,910	24,013
Spain (Kingdom of) 0.80% 2027	€6,230	7,737
Spain (Kingdom of) 1.45% 2029	5,780	7,558
Spain (Kingdom of) 1.25% 2030	47,882	61,625
Spain (Kingdom of) 2.70% 2048	2,690	4,419
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	$14,337	13,226
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	2,078	1,820
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	2,852	2,439
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023[3]	214	174
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	6,986	5,694
Tunisia (Republic of) 6.375% 2026	€7,700	8,160
Turkey (Republic of) 7.625% 2029	$2,045	2,079
Ukraine 16.06% 2022	UAH39,072	1,517
Ukraine 17.00% 2022	73,802	2,878
Ukraine 17.25% 2022	207,326	8,070
Ukraine 10.00% 2023	121,500	4,166
Ukraine 6.75% 2026	€4,125	4,893
Ukraine 6.75% 2026	3,944	4,678
Ukraine 4.375% 2030	9,270	9,205
United Kingdom 2.75% 2024	£5,310	7,777
United Kingdom 1.25% 2027	7,940	11,345
United Kingdom 4.25% 2027	22,870	39,416
United Kingdom 0.375% 2030	15,650	20,978
United Kingdom 4.75% 2030	19,795	38,335
United Kingdom 4.25% 2032	10,965	21,127
United Kingdom 3.25% 2044	7,300	15,067
United Kingdom 3.50% 2045	2,850	6,178
United Kingdom 1.50% 2047	4,450	7,105
United Kingdom 0.625% 2050	11,150	14,581
United Mexican States 0.70% 2021	¥1,100,000	10,375
United Mexican States 0.62% 2022	100,000	936
United Mexican States 3.90% 2025	$3,340	3,642
United Mexican States 3.25% 2030	7,450	7,632
United Mexican States 4.75% 2032	3,080	3,537
United Mexican States 5.00% 2051	1,570	1,842
United Mexican States 5.75% 2110	3,000	3,605
United Mexican States 5.625% 2114	£2,000	2,738
United Mexican States, Series M, 6.50% 2021	MXN401,600	18,331
United Mexican States, Series M, 6.50% 2022	367,100	17,061
United Mexican States, Series M, 5.75% 2026	212,300	9,809
United Mexican States, Series M, 7.50% 2027	132,000	6,642
United Mexican States, Series M20, 8.50% 2029	673,000	36,123
United Mexican States, Series M, 8.00% 2047	581,737	29,787
Uruguay (Oriental Republic of) 9.875% 2022	UYU47,470	1,135
Uruguay (Oriental Republic of) 8.50% 2028	229,512	5,342
Uruguay (Oriental Republic of) 4.375% 2031	$1,550	1,903
		3,072,724
Corporate bonds, notes & loans 9.35% Financials 1.96%
ACE INA Holdings Inc. 2.875% 2022	645	679
ACE INA Holdings Inc. 3.35% 2026	645	741
ACE INA Holdings Inc. 4.35% 2045	665	941
American Funds Global Balanced Fund — Page 8 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Allianz SE 4.75% (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[5]	€9,000	$11,817
Banco del Estado de Chile 2.668% 2021[3]	$2,250	2,267
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[5]	3,710	3,730
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[5]	2,100	2,251
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[5]	9,500	9,631
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[5]	3,402	3,849
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[5]	5,200	5,532
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[5]	15,550	20,413
Bank of China/Tokyo 0.42% 2021	¥300,000	2,838
Barclays Bank PLC 6.00% 2021	€1,400	1,691
Barclays Bank PLC 10.00% 2021	£3,700	5,184
Barclays Bank PLC 6.625% 2022	€725	937
CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)[5]	3,400	4,113
China Construction Bank Corp., 2.45% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.15% on 6/24/2025)[5]	$14,200	14,425
China Construction Bank Corp. Hong Kong Branch 1.00% 2023	6,000	6,010
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[5]	14,050	15,297
Citigroup Inc. 3.20% 2026	6,329	7,050
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[5]	1,535	1,684
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[5]	18,841	20,035
Credit Suisse Group AG 3.00% 2021	3,450	3,562
Credit Suisse Group AG 2.125% 2025[5]	£3,950	5,328
Danske Bank AS 3.875% 2023[3]	$5,300	5,711
Five Corners Funding Trust II 2.85% 2030[3]	7,390	8,008
Goldman Sachs Group, Inc. 1.00% 2021[3]	¥219,000	2,084
Goldman Sachs Group, Inc. 5.25% 2021	$900	943
Goldman Sachs Group, Inc. 2.80% 2022[3]	¥180,000	1,762
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[5]	$6,000	6,256
Goldman Sachs Group, Inc. 3.20% 2023	4,000	4,255
Goldman Sachs Group, Inc. 3.50% 2025	5,205	5,729
Goldman Sachs Group, Inc. 2.60% 2030	3,750	4,028
Goldman Sachs Group, Inc. 3.80% 2030	6,030	7,101
Goldman Sachs Group, Inc. 4.75% 2045	2,835	3,927
Groupe BPCE SA 5.70% 2023[3]	7,625	8,580
Groupe BPCE SA 1.00% 2025	€6,800	8,234
HSBC Holdings PLC 4.125% 2020[3]	$560	560
HSBC Holdings PLC 2.95% 2021	570	582
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[5]	4,670	4,897
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[5]	9,368	10,498
HSBC Holdings PLC 4.95% 2030	2,900	3,558
Intesa Sanpaolo SpA 6.625% 2023	€2,600	3,500
Intesa Sanpaolo SpA 5.017% 2024[3]	$10,165	10,701
JPMorgan Chase & Co. 2.55% 2021	6,421	6,494
JPMorgan Chase & Co. 3.25% 2022	1,850	1,962
JPMorgan Chase & Co. 2.70% 2023	4,225	4,470
JPMorgan Chase & Co. 3.207% 2023 (3-month USD-LIBOR + 0.695% on 4/1/2022)[5]	950	993
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[5]	14,690	18,252
Kasikornbank PC HK 3.343% 2031[5]	1,230	1,231
Lloyds Banking Group PLC 7.625% 2025	£1,225	2,026
Metropolitan Life Global Funding I 2.50% 2020[3]	$4,000	4,030
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	3,000	3,119
Morgan Stanley 3.125% 2026	3,175	3,567
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[5]	2,586	2,821
American Funds Global Balanced Fund — Page 9 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 3.622% 2031 (USD-SOFR + 3.12% on 4/1/2030)[5]	$4,470	$5,238
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2051)[5]	1,700	2,739
New York Life Insurance Company 3.75% 2050[3]	1,261	1,547
PNC Financial Services Group, Inc. 2.854% 2022[5]	2,000	2,109
Rabobank Nederland 4.625% 2023	3,750	4,155
Rabobank Nederland 2.50% 2026 (5-year EUR Mid-Swap + 1.40% on 5/26/2021)[5]	€5,450	6,503
Royal Bank of Scotland PLC 3.073% 2028 (UST Yield Curve Rate T Note Constant Maturity 1-year + 2.55% on 5/22/2027)[5]	$7,075	7,615
Santander Holdings USA, Inc. 3.244% 2026	7,400	7,857
Skandinaviska Enskilda Banken AB 2.80% 2022	5,000	5,199
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[3,5]	2,600	2,948
UniCredit SpA 3.75% 2022[3]	5,000	5,161
UniCredit SpA 5.75% 2025[5]	€1,800	2,146
UniCredit SpA 4.625% 2027[3]	$3,800	4,217
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[5]	28,350	29,813
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[5]	10,400	10,752
		397,883
Communication services 1.29%
AT&T Inc. 2.30% 2027	1,000	1,061
AT&T Inc. 4.250% 2027	2,130	2,495
AT&T Inc. 4.10% 2028	5,457	6,397
AT&T Inc. 2.75% 2031	21,650	23,228
AT&T Inc. 2.05% 2032	€3,440	4,392
AT&T Inc. 3.65% 2051	$2,850	3,123
Baidu Inc. 3.425% 2030	2,140	2,398
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	10,050	10,515
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	8,410	9,444
CenturyLink, Inc. 7.50% 2024	3,685	4,178
CenturyLink, Inc., Series T, 5.80% 2022	4,907	5,175
Comcast Corp. 3.95% 2025	7,695	8,919
Comcast Corp. 0.25% 2027	€3,570	4,246
Comcast Corp. 1.95% 2031	$1,741	1,823
Comcast Corp. 2.80% 2051	3,800	4,146
Deutsche Telekom International Finance BV 1.95% 2021[3]	1,625	1,648
Deutsche Telekom International Finance BV 2.82% 2022[3]	2,625	2,693
Deutsche Telekom International Finance BV 4.375% 2028[3]	6,025	7,278
Deutsche Telekom International Finance BV 9.25% 2032	1,510	2,557
Discovery Communications, Inc. 3.625% 2030	1,467	1,631
France Télécom 5.375% 2050	£2,000	4,642
KT Corp. 0.30% 2020	¥1,600,000	15,109
KT Corp. 0.38% 2021	200,000	1,886
Sprint Corp. 11.50% 2021	$925	1,041
Sprint Corp. 6.875% 2028	29,030	37,723
Sprint Corp. 8.75% 2032	9,648	14,892
Tencent Holdings Ltd. 2.39% 2030[3]	12,000	12,515
Tencent Holdings Ltd. 3.24% 2050[3]	11,080	12,390
T-Mobile US, Inc. 6.375% 2025	2,500	2,569
T-Mobile US, Inc. 1.50% 2026[3]	3,900	3,956
T-Mobile US, Inc. 6.50% 2026	11,275	11,900
T-Mobile US, Inc. 2.05% 2028[3]	2,500	2,570
T-Mobile US, Inc. 3.875% 2030[3]	8,200	9,397
American Funds Global Balanced Fund — Page 10 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile US, Inc. 2.55% 2031[3]	$3,900	$4,056
Verizon Communications Inc. 3.15% 2030	2,050	2,358
Verizon Communications Inc. 4.272% 2036	241	310
Walt Disney Co. 2.65% 2031	16,880	18,391
		263,052
Health care 1.05%
Abbott Laboratories 3.40% 2023	735	803
Abbott Laboratories 3.75% 2026	2,266	2,669
AbbVie Inc. 3.80% 2025[3]	5,000	5,617
AbbVie Inc. 3.20% 2026	4,852	5,422
AbbVie Inc. 4.50% 2035	535	672
AbbVie Inc. 4.75% 2045[3]	214	276
Aetna Inc. 2.80% 2023	395	418
Amgen Inc. 1.90% 2025	1,644	1,733
Amgen Inc. 2.20% 2027	1,261	1,348
AstraZeneca PLC 2.375% 2022	1,500	1,553
AstraZeneca PLC 3.50% 2023	4,500	4,902
Bayer US Finance II LLC 3.875% 2023[3]	2,582	2,826
Bayer US Finance II LLC 4.25% 2025[3]	419	481
Becton, Dickinson and Company 2.894% 2022	2,545	2,644
Becton, Dickinson and Company 3.734% 2024	1,178	1,311
Becton, Dickinson and Company 3.70% 2027	1,888	2,162
Becton, Dickinson and Company 2.823% 2030	10,384	11,423
Bristol-Myers Squibb Company 2.90% 2024	6,287	6,854
Cigna Corp. 3.40% 2021	1,480	1,529
Cigna Corp. 4.125% 2025	3,250	3,767
CVS Health Corp. 3.35% 2021	449	457
CVS Health Corp. 3.70% 2023	1,155	1,243
EMD Finance LLC 3.25% 2025[3]	10,600	11,689
Medtronic, Inc. 3.50% 2025	3,560	4,026
Novartis Capital Corp. 2.40% 2022	3,000	3,112
Novartis Capital Corp. 1.75% 2025	2,619	2,762
Novartis Capital Corp. 2.00% 2027	1,428	1,530
Novartis Capital Corp. 2.20% 2030	3,021	3,299
Pfizer Inc. 2.80% 2022	4,236	4,413
Shire PLC 2.40% 2021	5,857	5,975
Shire PLC 2.875% 2023	2,486	2,649
Shire PLC 3.20% 2026	905	1,018
Stryker Corp. 0.25% 2024	€1,200	1,414
Stryker Corp. 0.75% 2029	2,440	2,898
Stryker Corp. 1.00% 2031	1,130	1,357
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	$4,470	5,004
Takeda Pharmaceutical Company, Ltd. 0.75% 2027	€1,984	2,379
Takeda Pharmaceutical Company, Ltd. 1.00% 2029	12,932	15,560
Takeda Pharmaceutical Company, Ltd. 2.05% 2030	$3,279	3,385
Takeda Pharmaceutical Company, Ltd. 1.375% 2032	€2,176	2,657
Takeda Pharmaceutical Company, Ltd. 2.00% 2040	2,278	2,857
Takeda Pharmaceutical Company, Ltd. 3.175% 2050	$2,610	2,872
Teva Pharmaceutical Finance Co. BV 3.15% 2026	50,307	46,024
Teva Pharmaceutical Finance Co. BV 4.10% 2046	7,700	6,595
Thermo Fisher Scientific Inc. 4.133% 2025	3,248	3,743
Thermo Fisher Scientific Inc. 4.497% 2030	1,430	1,821
Upjohn Inc. 1.65% 2025[3]	526	542
American Funds Global Balanced Fund — Page 11 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Upjohn Inc. 2.30% 2027[3]	$355	$374
Upjohn Inc. 2.70% 2030[3]	1,376	1,471
Upjohn Inc. 3.85% 2040[3]	1,844	2,106
Upjohn Inc. 4.00% 2050[3]	1,019	1,167
Valeant Pharmaceuticals International, Inc. 6.125% 2025[3]	7,454	7,704
		212,513
Energy 1.02%
Apache Corp. 4.25% 2044	960	862
Baker Hughes, a GE Co. 4.486% 2030	1,258	1,498
Canadian Natural Resources Ltd. 2.95% 2030	9,875	10,152
Cenovus Energy Inc. 5.40% 2047	900	811
Chevron Corp. 2.498% 2022	9,180	9,471
Concho Resources Inc. 4.85% 2048	1,780	2,166
Enbridge Energy Partners, LP 5.875% 2025	1,845	2,225
Enbridge Energy Partners, LP 7.375% 2045	5,035	7,605
Enbridge Inc. 2.50% 2025	2,800	2,955
Enbridge Inc. 4.25% 2026	2,685	3,106
Enbridge Inc. 3.70% 2027	2,083	2,325
Energy Transfer Partners, LP 6.25% 2049	2,820	3,045
Equinor ASA 1.75% 2026	1,385	1,448
Equinor ASA 2.375% 2030	2,785	2,996
Equinor ASA 3.70% 2050	4,682	5,817
Exxon Mobil Corp. 2.992% 2025	7,150	7,874
Exxon Mobil Corp. 3.482% 2030	9,830	11,564
Halliburton Company 3.80% 2025	87	94
Kinder Morgan Energy Partners, LP 5.00% 2043	1,980	2,386
Kinder Morgan, Inc. 4.30% 2025	20,905	23,736
Kinder Morgan, Inc. 5.55% 2045	6,894	8,977
Occidental Petroleum Corp. 4.40% 2049	4,450	3,637
ONEOK, Inc. 2.20% 2025	535	526
ONEOK, Inc. 3.10% 2030	5,235	4,953
Petróleos Mexicanos 7.19% 2024	MXN12,367	483
Petróleos Mexicanos 7.47% 2026	179,633	6,433
Petróleos Mexicanos 6.35% 2048	$1,482	1,169
Petróleos Mexicanos 6.95% 2060[3]	414	343
Plains All American Pipeline, LP 3.80% 2030	1,081	1,083
PTT Exploration and Production PCL 2.587% 2027[3]	740	769
Shell International Finance BV 3.50% 2023	6,505	7,128
Shell International Finance BV 2.375% 2029	4,110	4,444
Statoil ASA 3.25% 2024	4,100	4,560
Statoil ASA 3.70% 2024	1,475	1,638
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[5]	18,000	19,390
TransCanada PipeLines Ltd. 4.10% 2030	3,360	3,976
Transocean Inc. 5.80% 2022[5]	5,100	2,448
Transportadora de Gas Peru SA 4.25% 2028[3]	1,700	1,868
Tullow Oil PLC 6.25% 2022	5,000	3,514
Williams Companies, Inc. 3.50% 2030	3,219	3,545
Williams Partners LP 4.30% 2024	2,000	2,191
Williams Partners LP 3.90% 2025	945	1,037
Williams Partners LP 4.00% 2025	18,185	20,350
		206,598
American Funds Global Balanced Fund — Page 12 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities 0.99%	Principal amount (000)	Value (000)
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	$4,800	$5,103
Berkshire Hathaway Energy Co. 3.50% 2025	4,200	4,680
Berkshire Hathaway Energy Co. 3.70% 2030[3]	2,125	2,589
Berkshire Hathaway Energy Co. 4.25% 2050[3]	900	1,237
CMS Energy Corp. 3.60% 2025	2,000	2,248
CMS Energy Corp. 3.00% 2026	1,960	2,142
CMS Energy Corp. 3.45% 2027	890	1,009
Colbun SA 3.95% 2027[3]	6,330	6,970
DTE Energy Co. 3.30% 2022	17,460	18,209
DTE Energy Co. 3.70% 2023	13,990	15,157
Dubai Electricity & Water Authority 7.375% 2020	750	762
Duke Energy Carolinas, LLC 3.05% 2023	8,535	9,113
Duke Energy Corp. 3.75% 2024	3,950	4,384
Duke Energy Corp. 2.45% 2030	13,100	14,168
Duke Energy Progress, LLC 3.70% 2028	2,400	2,870
Edison International 5.75% 2027	833	972
Edison International 4.125% 2028	4,942	5,333
Enel Finance International SA 2.75% 2023[3]	10,800	11,261
Enel Finance International SA 3.625% 2027[3]	6,375	7,133
Enel Finance International SA 3.50% 2028[3]	3,800	4,224
Enersis Américas SA 4.00% 2026	1,215	1,318
Engie Energia Chile SA 3.40% 2030[3]	5,870	6,268
Exelon Corp. 3.40% 2026	4,390	4,975
Exelon Corp., junior subordinated, 3.497% 2022[5]	1,350	1,414
FirstEnergy Corp. 3.90% 2027	1,550	1,710
FirstEnergy Corp. 4.85% 2047	1,085	1,343
Grupo Energia Bogota SA ESP 4.875% 2030[3]	2,090	2,283
Interstate Power and Light Co. 2.30% 2030	2,650	2,818
Niagara Mohawk Power Corp. 3.508% 2024[3]	2,380	2,619
Pacific Gas and Electric Co. 2.95% 2026	1,035	1,079
Pacific Gas and Electric Co. 2.10% 2027	5,108	5,105
Pacific Gas and Electric Co. 3.30% 2027	1,775	1,886
Pacific Gas and Electric Co. 4.65% 2028	1,049	1,192
Pacific Gas and Electric Co. 4.55% 2030	1,267	1,458
Pacific Gas and Electric Co. 2.50% 2031	17,558	17,669
Pacific Gas and Electric Co. 3.30% 2040	11,495	11,759
Pacific Gas and Electric Co. 3.50% 2050	5,800	5,849
Pacific Gas and Electric Co. 4.95% 2050	1,266	1,541
Southern California Edison Co. 2.85% 2029	525	570
State Grid Europe Development (2014) PLC 1.50% 2022	€541	648
State Grid Overseas Investment Ltd. 1.25% 2022	1,950	2,328
State Grid Overseas Investment Ltd. 1.375% 2025	909	1,102
State Grid Overseas Investment Ltd. 2.125% 2030	400	517
Xcel Energy Inc. 3.35% 2026	$4,502	5,148
		202,163
Consumer staples 0.91%
Altria Group, Inc. 4.75% 2021	1,500	1,550
Altria Group, Inc. 1.00% 2023	€2,100	2,522
Altria Group, Inc. 3.80% 2024	$13,090	14,397
Altria Group, Inc. 1.70% 2025	€12,300	15,197
Altria Group, Inc. 4.40% 2026	$43,127	50,195
Altria Group, Inc. 2.20% 2027	€6,300	7,972
Anheuser-Busch InBev NV 4.15% 2025	$4,460	5,099
American Funds Global Balanced Fund — Page 13 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Anheuser-Busch InBev NV 4.00% 2028	$2,800	$3,279
Anheuser-Busch InBev NV 4.75% 2029	8,970	11,029
Anheuser-Busch InBev NV 4.50% 2050	7,310	9,297
British American Tobacco PLC 2.789% 2024	2,625	2,804
British American Tobacco PLC 3.215% 2026	2,181	2,381
British American Tobacco PLC 3.557% 2027	4,460	4,911
British American Tobacco PLC 4.70% 2027	4,193	4,894
British American Tobacco PLC 3.462% 2029	2,625	2,868
British American Tobacco PLC 4.39% 2037	4,680	5,353
British American Tobacco PLC 4.758% 2049	2,040	2,415
Conagra Brands, Inc. 4.30% 2024	6,130	6,860
General Mills, Inc. 3.20% 2021	815	831
JBS Investments GmbH II 6.25% 2023	5,835	5,901
Keurig Dr Pepper Inc. 4.597% 2028	4,975	6,131
Keurig Dr Pepper Inc. 3.20% 2030	474	539
Kimberly-Clark Corp. 3.10% 2030	374	436
Molson Coors Brewing Co. 2.10% 2021	5,210	5,277
Pernod Ricard SA 4.45% 2022[3]	3,125	3,297
Philip Morris International Inc. 2.10% 2030	2,078	2,203
Philip Morris International Inc. 4.25% 2044	1,900	2,454
Reynolds American Inc. 4.45% 2025	4,190	4,769
		184,861
Consumer discretionary 0.79%
Amazon.com, Inc. 2.80% 2024	7,345	8,020
Amazon.com, Inc. 1.20% 2027	2,130	2,196
Amazon.com, Inc. 2.50% 2050	8,165	8,938
American Honda Finance Corp. 1.60% 2022	€1,930	2,334
American Honda Finance Corp. 1.95% 2024	1,740	2,196
Bayerische Motoren Werke AG 1.85% 2021[3]	$1,500	1,518
Bayerische Motoren Werke AG 2.25% 2023[3]	1,000	1,041
Bayerische Motoren Werke AG 3.90% 2025[3]	2,780	3,122
Bayerische Motoren Werke AG 4.15% 2030[3]	2,780	3,316
Carnival Corp. 11.50% 2023[3]	24,225	26,399
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	10,275	10,388
DaimlerChrysler North America Holding Corp. 3.00% 2021[3]	10,500	10,625
General Motors Company 5.40% 2023	7,130	7,868
General Motors Financial Company 5.20% 2023	8,746	9,520
Hyundai Capital Services Inc. 2.625% 2020[3]	2,185	2,189
Hyundai Capital Services Inc. 3.75% 2023[3]	5,400	5,697
Magna International Inc. 2.45% 2030	2,275	2,420
NIKE, Inc. 3.375% 2050	1,875	2,305
Royal Caribbean Cruises Ltd. 11.50% 2025[3]	14,055	15,498
Toyota Motor Credit Corp. 2.90% 2023	3,720	3,956
Toyota Motor Credit Corp. 3.00% 2025	3,720	4,097
Toyota Motor Credit Corp. 3.375% 2030	1,239	1,474
Volkswagen Group of America Finance, LLC 3.875% 2020[3]	3,700	3,734
Volkswagen Group of America Finance, LLC 4.00% 2021[3]	3,700	3,855
Volkswagen Group of America Finance, LLC 3.125% 2023[3]	7,666	8,140
Volkswagen Group of America Finance, LLC 4.25% 2023[3]	6,300	6,965
Volkswagen Group of America Finance, LLC 4.625% 2025[3]	3,270	3,808
		161,619
American Funds Global Balanced Fund — Page 14 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials 0.42%	Principal amount (000)	Value (000)
Airbus Group SE 2.70% 2023[3]	$885	$922
Autoridad del Canal de Panama 4.95% 2035[3]	1,300	1,518
Autoridad del Canal de Panama 4.95% 2035	1,025	1,197
Boeing Company 4.508% 2023	25,000	26,152
Boeing Company 5.805% 2050	7,560	8,900
Carrier Global Corp. 2.242% 2025[3]	1,506	1,575
Carrier Global Corp. 2.493% 2027[3]	1,245	1,314
CCCI Treasure Ltd. 3.425% (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.998% on 2/21/2025)[5]	8,340	8,315
CCCI Treasure Ltd., 3.65% (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.00% on 2/21/2027)[5]	1,810	1,805
CSX Corp. 3.80% 2050	217	277
DP World Crescent 4.848% 2028[3]	1,125	1,268
ENA Norte Trust 4.95% 2028[3]	453	450
General Electric Co. 4.35% 2050	4,725	4,907
Honeywell International Inc. 0.75% 2032	€1,060	1,254
Lima Metro Line 2 Finance Ltd. 5.875% 2034[3]	$2,938	3,599
Lima Metro Line 2 Finance Ltd. 5.875% 2034	2,432	2,975
Lima Metro Line 2 Finance Ltd. 4.35% 2036[3]	1,430	1,584
Mexico City Airport Trust 5.50% 2046	209	175
Mexico City Airport Trust 5.50% 2047	1,154	972
Mexico City Airport Trust 5.50% 2047[3]	213	179
Northrop Grumman Corp. 2.55% 2022	2,345	2,449
Siemens AG 2.70% 2022[3]	1,780	1,844
Thomson Reuters Corp. 4.30% 2023	1,905	2,097
Union Pacific Corp. 3.15% 2024	2,750	3,005
United Technologies Corp. 3.65% 2023	171	186
United Technologies Corp. 4.125% 2028	5,000	6,012
		84,931
Real estate 0.37%
American Campus Communities, Inc. 3.75% 2023	3,040	3,189
American Campus Communities, Inc. 4.125% 2024	3,730	3,969
American Campus Communities, Inc. 3.30% 2026	24,114	25,400
Corporate Office Properties LP 3.60% 2023	240	249
Equinix, Inc. 3.20% 2029	19,228	21,606
Equinix, Inc. 2.15% 2030	5,662	5,847
Equinix, Inc. 3.00% 2050	1,738	1,889
Essex Portfolio LP 3.50% 2025	5,120	5,626
Essex Portfolio LP 3.375% 2026	1,545	1,694
WEA Finance LLC 3.25% 2020[3]	3,405	3,407
WEA Finance LLC 3.75% 2024[3]	2,070	2,147
		75,023
Information technology 0.31%
Adobe Inc. 2.15% 2027	3,585	3,903
Apple Inc. 2.50% 2022	2,970	3,068
Apple Inc. 3.35% 2027	2,650	3,058
Broadcom Inc. 3.15% 2025[3]	2,830	3,055
Broadcom Inc. 4.15% 2030[3]	2,830	3,185
Global Payments Inc. 2.90% 2030	2,143	2,352
Lenovo Group Ltd. 5.875% 2025	16,810	17,940
Microsoft Corp. 2.40% 2026	10,568	11,644
Microsoft Corp. 3.30% 2027	2,600	3,012
Oracle Corp. 2.65% 2026	5,224	5,762
American Funds Global Balanced Fund — Page 15 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Oracle Corp. 3.25% 2027	$4,246	$4,863
PayPal Holdings, Inc. 2.30% 2030	1,701	1,843
		63,685
Materials 0.24%
Anglo American Capital PLC 5.375% 2025[3]	9,050	10,440
Anglo American Capital PLC 5.625% 2030[3]	3,950	4,960
Braskem SA 4.50% 2030[3]	1,285	1,192
Chevron Phillips Chemical Co. LLC 3.30% 2023[3]	1,945	2,058
Dow Chemical Co. 0.50% 2027	€3,140	3,537
Dow Chemical Co. 1.125% 2032	2,890	3,218
First Quantum Minerals Ltd. 7.25% 2022[3]	$15,550	15,546
Newcrest Finance Pty Ltd. 3.25% 2030[3]	2,850	3,164
Sherwin-Williams Company 2.75% 2022	214	222
Vale Overseas Ltd. 3.75% 2030	3,478	3,737
		48,074
Total corporate bonds, notes & loans		1,900,402
U.S. Treasury bonds & notes 8.49% U.S. Treasury 6.51%
U.S. Treasury 2.00% 2021	1,041	1,062
U.S. Treasury 2.625% 2021	62,900	64,131
U.S. Treasury 1.75% 2022	75,888	78,244
U.S. Treasury 1.875% 2022[6]	109,130	113,278
U.S. Treasury 2.25% 2023	60,880	65,251
U.S. Treasury 2.50% 2023	106,269	112,999
U.S. Treasury 2.625% 2023	105,000	111,768
U.S. Treasury 2.625% 2023	10,450	11,211
U.S. Treasury 2.75% 2023	116,981	125,407
U.S. Treasury 1.50% 2024	86,350	91,168
U.S. Treasury 1.50% 2024	36,096	38,147
U.S. Treasury 2.125% 2024	17,475	18,886
U.S. Treasury 2.375% 2024	51,500	55,592
U.S. Treasury 2.50% 2024	18,750	20,409
U.S. Treasury 2.125% 2025	20,240	22,085
U.S. Treasury 2.75% 2025	47,790	53,697
U.S. Treasury 2.875% 2025[6]	80,451	91,044
U.S. Treasury 2.875% 2025	19,900	22,662
U.S. Treasury 2.25% 2027[6]	50,882	57,618
U.S. Treasury 2.25% 2027	18,600	20,872
U.S. Treasury 2.75% 2028	26,500	31,077
U.S. Treasury 2.875% 2028	2,680	3,181
U.S. Treasury 0.625% 2030	47,470	47,859
U.S. Treasury 1.125% 2040	21,360	21,927
U.S. Treasury 3.00% 2048[6]	2,370	3,403
U.S. Treasury 1.25% 2050	5,150	5,215
U.S. Treasury 2.00% 2050	27,990	33,623
		1,321,816
U.S. Treasury inflation-protected securities 1.98%
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	48,892	51,741
U.S. Treasury Inflation-Protected Security 0.125% 2024[4,6]	33,131	35,182
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	24,121	26,811
American Funds Global Balanced Fund — Page 16 of 25

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	$7,854	$8,645
U.S. Treasury Inflation-Protected Security 0.25% 2029[4]	57,084	64,001
U.S. Treasury Inflation-Protected Security 0.875% 2029[4]	81,937	95,622
U.S. Treasury Inflation-Protected Security 0.125% 2030[4]	20,219	22,448
U.S. Treasury Inflation-Protected Security 1.375% 2044[4,6]	18,581	27,017
U.S. Treasury Inflation-Protected Security 1.00% 2049[4,6]	31,169	44,842
U.S. Treasury Inflation-Protected Security 0.25% 2050[4,6]	21,860	26,722
		403,031
Total U.S. Treasury bonds & notes		1,724,847
Mortgage-backed obligations 2.17% Federal agency mortgage-backed obligations 1.50%
Fannie Mae Pool #965616 6.00% 2037[7]	105	122
Fannie Mae Pool #MA3539 4.50% 2038[7]	388	421
Fannie Mae Pool #AH3979 4.00% 2041[7]	108	119
Fannie Mae Pool #AB2527 4.00% 2041[7]	81	89
Fannie Mae Pool #AH6783 4.00% 2041[7]	70	77
Fannie Mae Pool #AH4874 4.00% 2041[7]	22	24
Fannie Mae Pool #MA3120 3.50% 2047[7]	93	98
Fannie Mae Pool #BK0920 4.00% 2048[7]	1,322	1,403
Fannie Mae Pool #BN1151 4.00% 2048[7]	643	683
Fannie Mae Pool #BK5739 4.00% 2048[7]	516	550
Fannie Mae Pool #BK7083 4.00% 2048[7]	462	491
Fannie Mae Pool #BK7081 4.00% 2048[7]	418	444
Fannie Mae Pool #BJ9252 4.00% 2048[7]	407	432
Fannie Mae Pool #BK4764 4.00% 2048[7]	340	360
Fannie Mae Pool #BK0915 4.00% 2048[7]	127	134
Fannie Mae Pool #MA3496 4.50% 2048[7]	3,431	3,687
Fannie Mae Pool #CA2205 4.50% 2048[7]	1,001	1,077
Fannie Mae Pool #BN0919 4.50% 2048[7]	531	571
Fannie Mae Pool #CA2493 4.50% 2048[7]	103	111
Fannie Mae Pool #MA3616 4.50% 2049[7]	1,469	1,578
Fannie Mae Pool #BN6006 4.50% 2049[7]	83	89
Fannie Mae Pool #MA3961 3.50% 2050[7]	23,245	24,486
Fannie Mae Pool #FM3217 3.50% 2050[7]	17,457	18,763
Freddie Mac 3.50% 2048[7]	322	339
Freddie Mac Pool #SI2002 4.00% 2048[7]	14	15
Freddie Mac Pool #ZS4791 4.50% 2048[7]	4,901	5,271
Freddie Mac Pool #2B7343 3.76% 2049[7,8]	3,350	3,529
Freddie Mac Pool #ZT1778 4.50% 2049[7]	7,099	7,634
Freddie Mac Pool #ZA6269 4.50% 2049[7]	1,190	1,278
Government National Mortgage Assn. 4.00% 2045[7]	1,947	2,110
Government National Mortgage Assn. 3.50% 2050[7,9]	28,100	29,563
Uniform Mortgage-Backed Security 2.00% 2035[7,9]	18,500	19,184
Uniform Mortgage-Backed Security 2.50% 2050[7,9]	94,208	98,823
Uniform Mortgage-Backed Security 3.50% 2050[7,9]	42,188	44,489
Uniform Mortgage-Backed Security 4.00% 2050[7,9]	33,984	36,103
		304,147
Other mortgage-backed securities 0.67%
Korea Housing Finance Corp. 2.50% 2020[3,7]	3,600	3,630
Korea Housing Finance Corp. 2.00% 2021[3,7]	5,900	5,995
Nykredit Realkredit AS, Series 01E, 1.50% 2037[7]	DKr64,081	10,527
American Funds Global Balanced Fund — Page 17 of 25

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Other mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Nykredit Realkredit AS, Series 01E, 2.00% 2037[7]	DKr31,058	$5,097
Nykredit Realkredit AS, Series 01E, 0.50% 2040[7]	395,724	62,019
Nykredit Realkredit AS, Series 01E, 1.50% 2040[7]	253,976	41,417
Nykredit Realkredit AS, Series 01E, 0.50% 2050[7]	55,482	8,500
		137,185
Total mortgage-backed obligations		441,332
Municipals 0.05% Texas 0.03%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	$5,670	6,035
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	4,090	4,316
Total municipals		10,351
Asset-backed obligations 0.02%
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[3,7,8]	3,107	3,178
Total bonds, notes & other debt instruments (cost: $6,691,333,000)		7,152,834
Short-term securities 5.24% Money market investments 5.14%	Shares
Capital Group Central Cash Fund 0.16%[10,11]	10,434,073	1,043,512
Bills & notes of governments outside the U.S. 0.10%	Principal amount (000)
Greek Treasury Bill 0.13% due 1/4/2021	€17,300	20,384
Total short-term securities (cost: $1,062,844,000)		1,063,896
Total investment securities 100.40% (cost: $17,605,993,000)		20,402,559
Other assets less liabilities (0.40)%		(80,643)
Net assets 100.00%		$20,321,916
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[12] (000)	Value at 7/31/2020[13] (000)	Unrealized appreciation (depreciation) at 7/31/2020 (000)
2 Year U.S. Treasury Note Futures	Long	523	October 2020	$104,600	$115,575	$100
5 Year Euro-Bobl Futures	Short	150	September 2020	€(15,000)	(23,896)	(159)
5 Year U.S. Treasury Note Futures	Long	789	October 2020	$78,900	99,513	658
10 Year Euro-Bund Futures	Long	469	September 2020	€46,900	98,072	1,516
10 Year U.S. Treasury Note Futures	Short	334	September 2020	$(33,400)	(46,786)	(488)
10 Year Ultra U.S. Treasury Note Futures	Short	389	September 2020	(38,900)	(61,948)	(1,470)
30 Year Euro-Buxl Futures	Long	37	September 2020	€3,700	9,799	70
30 Year Ultra U.S. Treasury Bond Futures	Long	106	September 2020	$10,600	24,135	626
						$853
American Funds Global Balanced Fund — Page 18 of 25

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 7/31/2020 (000)
Purchases (000)	Sales (000)
USD10,347	BRL54,100	Standard Chartered Bank	8/6/2020	$(21)
USD30,405	MYR130,515	HSBC Bank	8/6/2020	(368)
EUR44,100	USD49,731	Goldman Sachs	8/7/2020	2,224
EUR17,300	USD19,515	HSBC Bank	8/7/2020	866
CAD63,700	USD46,947	Morgan Stanley	8/7/2020	611
GBP9,265	USD11,587	HSBC Bank	8/7/2020	542
JPY3,520,700	USD32,758	Morgan Stanley	8/7/2020	504
JPY2,818,000	USD26,220	Citibank	8/7/2020	404
CZK467,100	EUR17,529	JPMorgan Chase	8/7/2020	313
JPY1,786,000	USD16,626	Barclays Bank PLC	8/7/2020	247
MXN29,300	USD1,296	Citibank	8/7/2020	19
EUR6,600	USD7,487	Standard Chartered Bank	8/10/2020	289
CAD25,750	USD19,005	Citibank	8/10/2020	219
EUR88,261	USD99,756	Morgan Stanley	8/11/2020	4,235
CZK212,800	USD8,993	Standard Chartered Bank	8/11/2020	559
JPY2,595,100	USD24,126	Bank of America	8/11/2020	393
CZK401,100	EUR15,009	Standard Chartered Bank	8/11/2020	319
CNH135,900	USD19,404	Standard Chartered Bank	8/11/2020	23
USD12,444	ZAR213,210	UBS AG	8/11/2020	(13)
CNH93,500	USD13,389	Goldman Sachs	8/11/2020	(23)
USD17,458	CAD23,700	Standard Chartered Bank	8/11/2020	(236)
USD48,034	CNH337,700	Standard Chartered Bank	8/11/2020	(242)
ZAR213,210	USD12,862	Standard Chartered Bank	8/11/2020	(404)
USD16,950	CZK401,100	Standard Chartered Bank	8/11/2020	(1,053)
USD15,046	ILS51,838	HSBC Bank	8/12/2020	(181)
ILS82,600	USD24,041	Standard Chartered Bank	8/13/2020	222
MXN99,800	USD4,403	Citibank	8/13/2020	73
USD47	ZAR800	Bank of America	8/13/2020	—[14]
USD127	GBP100	UBS AG	8/13/2020	(4)
USD12,112	EUR10,722	Barclays Bank PLC	8/13/2020	(521)
EUR36,446	USD41,301	Citibank	8/14/2020	1,643
EUR26,626	USD30,090	Morgan Stanley	8/14/2020	1,284
CZK453,305	USD19,240	UBS AG	8/14/2020	1,107
JPY6,164,925	USD57,793	Morgan Stanley	8/14/2020	455
SEK73,900	USD8,036	Standard Chartered Bank	8/14/2020	382
EUR3,381	USD3,830	Goldman Sachs	8/14/2020	154
EUR2,544	USD2,879	Goldman Sachs	8/14/2020	119
EUR2,657	USD3,013	Goldman Sachs	8/14/2020	117
USD32,723	JPY3,490,600	Morgan Stanley	8/14/2020	(258)
USD12,331	GBP9,750	Bank of America	8/14/2020	(432)
USD14,027	GBP11,123	Citibank	8/14/2020	(534)
EUR45,911	USD52,194	Bank of New York Mellon	8/17/2020	1,907
NOK423,650	USD45,126	Barclays Bank PLC	8/17/2020	1,424
JPY7,703,300	USD71,872	Standard Chartered Bank	8/17/2020	914
CAD45,540	USD33,607	HSBC Bank	8/17/2020	393
CAD45,540	USD33,608	Morgan Stanley	8/17/2020	392
EUR3,780	USD4,382	JPMorgan Chase	8/17/2020	73
NOK49,090	USD5,363	UBS AG	8/17/2020	31
USD21,115	ILS72,700	Standard Chartered Bank	8/17/2020	(241)
USD29,426	NZD45,135	Bank of America	8/17/2020	(508)
USD14,404	EUR12,670	Bank of New York Mellon	8/17/2020	(526)
American Funds Global Balanced Fund — Page 19 of 25

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 7/31/2020 (000)
Purchases (000)	Sales (000)
GBP33,367	USD41,735	JPMorgan Chase	8/18/2020	$1,946
USD0	KRW3	Citibank	8/18/2020	—[14]
USD9,916	GBP7,600	HSBC Bank	8/18/2020	(34)
USD19,758	GBP16,200	Goldman Sachs	8/18/2020	(1,450)
PLN98,300	USD25,102	JPMorgan Chase	8/19/2020	1,148
EUR15,180	USD17,354	Bank of America	8/19/2020	534
AUD30,000	USD21,063	Morgan Stanley	8/19/2020	372
GBP7,300	USD9,192	Bank of New York Mellon	8/19/2020	364
ILS38,000	USD11,092	Standard Chartered Bank	8/19/2020	71
AUD5,575	USD3,974	Standard Chartered Bank	8/19/2020	10
CAD100	USD74	UBS AG	8/19/2020	1
USD8,428	MXN188,600	Standard Chartered Bank	8/19/2020	(26)
KRW20,187,310	USD16,817	Citibank	8/21/2020	128
USD1,324	BRL7,100	Citibank	8/21/2020	(36)
USD6,672	BRL36,385	JPMorgan Chase	8/21/2020	(296)
EUR16,900	USD19,569	Bank of America	8/25/2020	349
CZK313,100	USD13,745	Standard Chartered Bank	8/25/2020	309
USD4,383	EUR3,790	Barclays Bank PLC	8/27/2020	(84)
EUR23,510	USD27,319	Bank of New York Mellon	8/28/2020	392
USD7,110	ZAR119,020	Morgan Stanley	8/28/2020	169
JPY8,156,640	USD76,919	Goldman Sachs	8/28/2020	160
MYR72,400	USD16,997	Standard Chartered Bank	8/28/2020	58
CAD27,895	USD20,787	JPMorgan Chase	8/28/2020	40
USD16,999	MYR72,400	HSBC Bank	8/28/2020	(55)
USD22,947	ILS78,350	HSBC Bank	8/28/2020	(74)
USD7,442	EUR6,404	Bank of New York Mellon	8/28/2020	(107)
USD26,707	CNH187,990	HSBC Bank	8/28/2020	(137)
USD19,639	MXN442,585	Goldman Sachs	8/28/2020	(174)
USD25,842	PLN98,000	JPMorgan Chase	8/28/2020	(329)
EUR20,244	USD23,757	Standard Chartered Bank	8/31/2020	106
EUR16,830	USD19,938	Standard Chartered Bank	8/31/2020	(100)
JPY3,205,000	USD30,544	UBS AG	8/31/2020	(256)
				$19,891
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 7/31/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 7/31/2020 (000)
U.S. EFFR	0.10875%	7/6/2025	$28,800	$(98)	$—	$(98)
U.S. EFFR	0.0995%	7/9/2025	14,400	(42)	—	(42)
U.S. EFFR	0.105%	7/9/2025	14,400	(46)	—	(46)
U.S. EFFR	0.099%	7/10/2025	35,500	(102)	—	(102)
6-month PLN-WIBOR	2.155%	1/22/2030	PLN79,000	(2,620)	—	(2,620)
0.0079%	6-month JPY-LIBOR	4/8/2030	¥3,930,000	43	—	43
6-month GBP-LIBOR	1.0062%	1/14/2070	£3,300	(1,351)	—	(1,351)
					$—	$(4,216)
American Funds Global Balanced Fund — Page 20 of 25

unaudited
Swap contracts  (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 7/31/2020 (000)	Upfront receipts (000)	Unrealized appreciation at 7/31/2020 (000)
1.00%/Quarterly	CDX.NA.IG.34	6/20/2025	$130,675	$1,923	$(2,571)	$4,494
Investments in affiliates11

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 7/31/2020 (000)
Short-term securities 5.14%
Money market investments 5.14%
Capital Group Central Cash Fund 0.16%[10]	9,827,707	42,101,350	41,494,984	10,434,073	$104	$(63)	$7,011	$1,043,512
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $169,361,000, which represented .83% of the net assets of the fund. This amount includes $168,334,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $572,449,000, which represented 2.82% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Step bond; coupon rate may change at a later date.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $10,349,000, which represented .05% of the net assets of the fund.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[9]	Purchased on a TBA basis.
[10]	Rate represents the seven-day yield at 7/31/2020.
[11]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.
[14]	Amount less than one thousand.
American Funds Global Balanced Fund — Page 21 of 25

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $838,558,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $1,765,949,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $368,935,000 and $273,256,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that
American Funds Global Balanced Fund — Page 22 of 25

unaudited
are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
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unaudited
The following tables present the fund’s valuation levels as of July 31, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$2,539,772	$—	$—	$2,539,772
Communication services	1,611,318	—	—	1,611,318
Financials	1,284,116	162,829	—	1,446,945
Information technology	1,373,148	—	—	1,373,148
Utilities	987,582	1,027	—	988,609
Consumer discretionary	891,080	—	—	891,080
Consumer staples	880,781	5,505	—	886,286
Industrials	826,949	—	—	826,949
Energy	788,657	—	—	788,657
Materials	383,549	—	—	383,549
Real estate	359,220	—	—	359,220
Preferred securities	47,391	—	—	47,391
Rights & warrants	343	—	—	343
Convertible stocks	42,562	—	—	42,562
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	3,072,724	—	3,072,724
Corporate bonds, notes & loans	—	1,900,402	—	1,900,402
U.S. Treasury bonds & notes	—	1,724,847	—	1,724,847
Mortgage-backed obligations	—	441,332	—	441,332
Municipals	—	10,351	—	10,351
Asset-backed obligations	—	3,178	—	3,178
Short-term securities	1,043,512	20,384	—	1,063,896
Total	$13,059,980	$7,342,579	$—	$20,402,559
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,970	$—	$—	$2,970
Unrealized appreciation on open forward currency contracts	—	28,614	—	28,614
Unrealized appreciation on interest rate swaps	—	43	—	43
Unrealized appreciation on credit default swaps	—	4,494	—	4,494
Liabilities:
Unrealized depreciation on futures contracts	(2,117)	—	—	(2,117)
Unrealized depreciation on open forward currency contracts	—	(8,723)	—	(8,723)
Unrealized depreciation on interest rate swaps	—	(4,259)	—	(4,259)
Total	$853	$20,169	$—	$21,022
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

American Funds Global Balanced Fund — Page 24 of 25

unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts	LIBOR = London Interbank Offered Rate
ARS = Argentine pesos	MXN = Mexican pesos
AUD/A$ = Australian dollars	MYR = Malaysian ringgits
BRL = Brazilian reais	NOK/NKr = Norwegian kroner
CAD/C$ = Canadian dollars	NZD/NZ$ = New Zealand dollars
CLP = Chilean pesos	PLN = Polish zloty
CNH/CNY = Chinese yuan renminbi	Ref. = Refunding
CZK = Czech korunas	Rev. = Revenue
DKr = Danish kroner	RUB = Russian rubles
EFFR = Effective Federal Funds Rate	S$ = Singapore dollars
EUR/€ = Euros	SEK = Swedish kronor
EURIBOR = Euro Interbank Offered Rate	SOFR = Secured Overnight Financing Rate
GBP/£ = British pounds	TBA = To-be-announced
IDR = Indonesian rupiah	UAH = Ukrainian hryvnia
ILS = Israeli shekels	USD/$ = U.S. dollars
INR = Indian rupees	UYU = Uruguayan pesos
JPY/¥ = Japanese yen	WIBOR = Warsaw Interbank Offer Rate
KRW = South Korean won	ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP3-037-0920O-S78024	American Funds Global Balanced Fund — Page 25 of 25